DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivatives Elected For Hedge Accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 2,330	$ 2,556
Cash flow hedges | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Notional	2,283	2,556
Effective Portion	(25)	1
Ineffective Portion	$ 0	$ 0